Long-Term Equity Investment, Net - Schedule of Long-Term Equity Investment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Long-Term Equity Investment [Line Items]
Long-term equity investment, net	¥ 97,231	$ 14,330	¥ 118,397
Chengdu Haofangtong Technology Corporation Limited [Member]
Schedule of Long-Term Equity Investment [Line Items]
Long-term equity investment in Haofangtong	56,000		56,000
Less: impairment loss	(55,000)		(55,000)
Long-term equity investment, net	1,000		1,000
Wuhu Fangrong Network Small Loan Co., Ltd. [Member]
Schedule of Long-Term Equity Investment [Line Items]
Long-term equity investment in Haofangtong	11,000		11,000
Long-term equity investment, net	¥ 11,000		¥ 11,000